COMMON STOCK Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
The following table provides a summary of the impact of our outstanding stock-based compensation plans on the results of operations for the periods presented:

	Year Ended December 31,
	2012	2011 (1)	2010
	(in thousands)

Stock-based compensation expense	$8,495	$8,781	$5,314
Income tax benefit	(3,245)	(3,344)	(2,019)
Net expense	$5,250	$5,437	$3,295

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(1) Includes a $2.5 million pre-tax charge related to a separation agreement with our former chief executive officer. See Note 17, Transactions with Affiliates, for additional information regarding the related separation agreement.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table presents the changes in our stock option awards. The aggregate intrinsic value of options outstanding for each period presented was immaterial:

	Year Ended December 31,
	2012			2011		2010
	Number of Shares Underlying Options	Weighted-Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Number of Shares Underlying Options	Weighted-Average Exercise Price Per Share	Number of Shares Underlying Options	Weighted-Average Exercise Price Per Share
Outstanding beginning of year, January 1,	6,973	$41.09	—	10,306	$41.90	10,306	$41.90
Forfeited	—	—	—	(3,333)	43.60	—	—
Outstanding end of year, December 31,	6,973	41.09	2.6	6,973	41.09	10,306	41.90
Exercisable at December 31,	6,973	41.09	2.6	6,973	41.09	10,306	41.60

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
In January 2012, the Compensation Committee awarded 68,361 SARs to our executive officers. The fair value of each SAR award was estimated on the date of grant using a Black-Scholes pricing model using the following assumptions:

	Year Ended December 31,
	2012	2011	2010

Expected term of award	6 years	6 years	5 years
Risk-free interest rate	1.1%	2.5%	2.5%
Expected volatility	64.3%	60.2%	62.0%
Weighted-average grant date fair value per share	$17.61	$25.22	$13.26

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity [Table Text Block]
The following table presents the changes in our SARs:

	Year Ended December 31,
	2012				2011			2010
	Number of SARs	Weighted-Average Exercise Price	Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)	Number of SARs	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Number of SARs	Weighted-Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding beginning of year, January 1,	50,471	$31.61	8.6	$341	57,282	$24.44	$1,020	—	$—	$—
Awarded	68,361	30.19	—	—	31,552	43.95	—	57,282	24.44	—
Exercised	—	—	—	—	(25,371)	24.44	77	—	—	—
Forfeited	—	—	—	—	(12,992)	43.95	—	—	—	—
Outstanding end of year, December 31,	118,832	30.80	8.4	486	50,471	31.61	341	57,282	24.44	1,020
Exercisable at December 31,	27,458	28.84	7.5	187	10,636	24.44	114	—	—	—

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents the changes in non-vested time-based awards during 2012:

	Shares	Weighted-Average Grant-Date Fair Value

Non-vested at December 31, 2011	527,801	$29.29
Granted	341,338	26.59
Vested	(186,205)	29.42
Forfeited	(36,444)	28.20
Non-vested at December 31, 2012	646,490	27.93

	As of/Year Ended December 31,
	2012	2011	2010
	(in thousands, except per share data)

Total intrinsic value of time-based awards vested	$5,950	$9,030	$3,219
Total intrinsic value of time-based awards non-vested	21,470	18,531	22,211
Market price per common share as of December 31,	33.21	35.11	42.25
Weighted-average grant date fair value per share	26.59	33.71	25.04

Restricted Stock Awards, Market-Based, Valuation assumptions [Table Text Block]
In January 2012, the Compensation Committee awarded a total of 30,541 market-based restricted shares to our executive officers. In addition to continuous employment, the vesting of these shares is contingent on the Company's total shareholder return ("TSR"), which is essentially the Company’s stock price change including any dividends, as compared to the TSR of a set group of 14 peer companies. The shares are measured over a three-year period ending on December 31, 2014 and can result in a payout between 0% and 200% of the total shares awarded. The weighted-average grant date fair value per market-based share for these awards granted was computed using the Monte Carlo pricing model using the following assumptions:

	Year Ended December 31,
	2012	2011

Expected term of award	3 years	3 years
Risk-free interest rate	0.3%	1.1%
Expected volatility	65.3%	74.2%
Weighted-average grant date fair value per share	$36.54	$58.53

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
The following table presents the change in non-vested market-based awards during 2012:

	Shares	Weighted-Average Grant-Date Fair Value per Share

Non-vested at December 31, 2011	43,081	$42.05
Granted	30,541	36.54
Forfeited	(32,926)	45.15
Non-vested at December 31, 2012	40,696	39.22

	As of/Year Ended December 31,
	2012	2011	2010
	(in thousands, except per share data)

Total intrinsic value of market-based awards vested	$—	$366	$—
Total intrinsic value of market-based awards non-vested	1,352	1,513	3,361
Market price per common share as of December 31,	33.21	35.11	42.25
Weighted-average grant date fair value per share	36.54	58.53	—